Revenue	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Revenue

5. Revenue

Disaggregation of revenue

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Years ended December 31,
	2023	2022	2021
	$	$	$
License fees	1,607	1,704	1,670
Development services	2,741	3,617	3,337
Product sales	66	57	-
Royalties	31	101	68
Supply chain	53	161	185
	4,498	5,640	5,260

Revenues of approximately $4,328 (2022 – $5,555 and 2021 - $5,260) are derived from Novo Nordisk.

The Company recorded revenue for the transfer of services over time for the year ended December 31, 2023 of $4,401 (2022 – $5,482 and 2021 - $5,192). Revenue recorded at a point in time for the year ended December 31, 2023, was $97 (2022 – $158 and 2021 - $68).

License, supply and distribution arrangements

Novo Nordisk Health Care AG (“Novo”) - Macrilen™ - United States and Canada

In January 2018, the Company entered into a License Agreement with Novo for the development and commercialization of macimorelin in the U.S. and Canada, which provided for, among others; a right to use license relating to the adult indication; a license for a future FDA-approved pediatric indication; and the licensee to fund costs of a pediatric clinical trial (the “DETECT-trial”) to be run by the Company with oversight from a joint steering committee. The Company was also entitled to receive a milestone payment of $5,000 upon FDA approval of the pediatric indication.

On November 16, 2020, the Company entered into an amendment (the “Novo Amendment”) of its existing License Agreement with Novo related to the development and commercialization of macimorelin. Under the Novo Amendment, Aeterna continued to retain all rights to macimorelin outside of the U.S. and Canada and Novo agreed to make an additional upfront payment to Aeterna of $6,109 (€5,000), which the Company received in December 2020. The royalty payment Aeterna received on sales of macimorelin in the U.S. and Canada was reduced from 15% to 8.5% for annual net sales up to $40,000 and returned to 15% for annual net sales over $40,000. Additionally, the milestone payment to be received upon FDA approval of the pediatric indication was waived. Novo and Aeterna agreed that solely Aeterna will conduct the pivotal DETECT-trial in partnership with a contract research organization (“CRO”) and that Novo was required to reimburse Aeterna for 100% of costs up to €9,000 (approximately $9,600). Any additional external DETECT-trial costs incurred over €9,000 that were jointly approved were shared equally between Novo and Aeterna.

Novo was also granted co-ownership of the U.S. and Canadian patents and trademarks owned by Aeterna on macimorelin but will be required to transfer co-ownership in those patents back to Aeterna on the occurrence of certain termination events. The Novo Amendment also confirmed that Aeterna has the right to use the results from the DETECT-trial, if successful, to support Aeterna seeking regulatory approval and ongoing efforts to seek partnering opportunities for macimorelin in other regions outside of the two countries licensed to Novo, the U.S. and Canada.

The Company allocated $550 (€470) of the additional upfront payment received to the adult indication which was recognized in revenues for the year ended December 31, 2020. The remaining $5,559 (€4,530) was deferred and allocated to the combined performance obligation consisting of the license for the pediatric indication and the development services for the DETECT-trial. The modified transaction price amounted to $5,754 (€4.7 million), which comprised of an unamortized pre-Novo Amendment balance of $195 (€0.2 million) and $5,559 (€4.5 million) which was allocated for the Novo Amendment. Revenue associated with the combined pediatric indication performance obligation was recognized as pediatric development services are incurred using a cost-to-cost measure of progress method based on the cost of the DETECT-trial. The transfer of control to Novo occurred over time, and as such, in management’s judgment, this input method is the best measure of progress towards satisfying the performance obligation and reflects a faithful depiction of the transfer of goods and services.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

Notice of termination

On August 26, 2022, Novo provided the Company with a notice of termination of the Novo Amendment. Under the terms of the Novo Amendment, the termination was effective May 23, 2023 upon the completion of a 270 day notice period (“notice period”). Upon termination, the rights and licenses granted by the Company to Novo under the Novo Amendment were returned to the Company, and the Company regained full rights to continue the clinical development and future commercialization of Macrilen™. Following the notice of termination and throughout the 270-day notice period, as per the terms of the Novo Amendment, Novo continued to fund all DETECT-trial costs up to $9.6 million (€9 million), and any additional DETECT-trial costs incurred over $9.6 million (€9 million) up to $10.5 million (€9.8 million) were shared equally between Novo and the Company.

The Company concluded that the notice of termination represents a contract modification for accounting purposes. The Company further concluded that upon receipt of the notice of termination, the remaining goods and services to be performed during the notice period are considered distinct goods and services and therefore, the contract modification is to be accounted for prospectively. As of the date of receipt of the notice of termination from Novo, the Company had recognized total license fees associated with the pediatric indication of $1,615 (€1,880) and total development services revenue of $3,865 (€4,448). Subsequent to the receipt of the notice of termination, management estimated the combined transaction price of the remaining services to be performed as $7,937 (€7,776), comprised of pediatric indication license fees of $2,872 (€2,814) and development services revenue of $5,065 (€4,962). Revenue associated with this combined performance obligation was recognized as pediatric development services were incurred during the notice period, until the date of termination on May 23, 2023, using the cost-to-cost method.

Pharmanovia and Consilient Health Limited

On December 7, 2020, the Company entered into an exclusive licensing agreement with Consilient Health Limited (“CH”) for the commercialization of macimorelin (the “Licensed Product”) in the European Economic Area and the United Kingdom (the “CH License Agreement”).

Under the terms of the CH License Agreement, CH agreed to make a non-refundable, non-creditable upfront payment to the Company of $1,209 (€1.0 million), which the Company received in January 2021. The Company also is eligible to receive additional consideration, including regulatory milestones related to agreed-upon pricing and reimbursement parameters; net sales milestones; and royalties, ranging from 10%-20% of net sales of macimorelin, subject to reduction in certain cases, or sublicense income recorded by CH. Also on December 7, 2020, the Company and CH entered into an exclusive supply agreement, pursuant to which the Company agreed to provide the Licensed Product to CH, with such Licensed Product to be manufactured by third-party manufacturers for a period of ten years, subject to renewal (the “CH Supply Agreement”).

The total transaction price associated with the CH Agreement is $1,209 (€1.0 million), which consists of the non-refundable, non-creditable upfront payment, discussed above. At the inception of the contract, all other contractual consideration to which the Company may be entitled represents variable consideration, including the regulatory milestones, which were determined to be zero, based on management’s estimate of the most likely amount, given that the achievement of the underlying milestones is uncertain and highly susceptible to factors outside of the Company’s control.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

The Company allocated the transaction price to the combined performance obligation of the license agreement and the supply agreement for the adult and pediatric indication, using the application of an adjusted market assessment approach. Revenue will be recognized over time using an outputs method based on units of Licensed Product supplied. The total units that the Company expects to supply pursuant to the CH Agreement is an estimate, based on current projections and anticipated market demand, and therefore will be a significant judgment that will be relied upon when using the outputs method to recognize revenue.

During the year ended December 31, 2021, the Company has received a milestone payment of $226 (€0.2 million) relating to a list price in the United Kingdom. During the year ended December 31, 2022, the Company received aggregate milestone payments of $319 (€0.3 million) relating to list price approvals in Germany and Spain. All payments were allocated to the Adult license performance obligation and deferred to the consolidated statement of financial position.

On March 15, 2023, with the Company’s consent, CH entered into an assignment agreement with Pharmanovia to transfer the current licensing agreement for the commercialization of macimorelin in the European Economic Area and the United Kingdom to Pharmanovia, as well as the current supply agreement pursuant to which the Company agreed to provide the licensed product (together, the “Assignment Agreement”). Also on March 15, 2023, the Company and Pharmanovia entered into an amendment agreement, pursuant to which the Company provided its acknowledgement and consent to the Assignment Agreement and agreed to certain amended terms which do not materially differ from the previous license and supply agreement with CH.

The aggregate amount of the transaction price allocated to the Company’s unsatisfied or partially unsatisfied performance obligations under the Pharmanovia Agreement as of December 31, 2023 was $1,629 (2022 - $1,591). The Company expects to recognize the balance of the relevant deferred revenue over the remaining period of nine years, subject to extension based on the outcome of the ongoing clinical development related to the Pediatric Indication and related patent application initiatives.

For the year ended December 31, 2023, the Company recognized $52 (2022 - $18, 2021 - $nil) as license fee revenue associated with the Pharmanovia Agreement.

Liabilities related to contracts with customers

The Company has recognized the following deferred revenue balances related to contracts with customers:

	December 31, 2023
	Current	Non-Current	Total
	$	$	$
Novo Nordisk Health Care	-	-	-
Pharmanovia	209	1,420	1,629
NK Meditech Limited	9	124	133
	218	1,544	1,762

	December 31, 2022
	Current	Non-Current	Total
	$	$	$
Novo Nordisk Health Care	2,914	-	2,914
Consilient Healthcare Limited	35	1,556	1,591
NK Meditech Limited	-	128	128
	2,949	1,684	4,633

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)